Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial paper	$ 0	$ 1,625
Bank borrowings	0	27
Carrying Amount [Member]
Notes and debentures	64,514	64,256
Commercial paper	0	1,625
Bank borrowings	0	27
Investment securities	2,092	2,185
Fair Value [Member]
Notes and debentures	73,738	69,313
Commercial paper	0	1,625
Bank borrowings	0	27
Investment securities	$ 2,092	$ 2,185